CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	25,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	350,000,000	350,000,000	350,000,000
Common stock, Issued	210,098,276	197,532,892	146,806,928
Convertible Series A Preferred Stock
Stockholders' Equity
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	100	100	100
Preferred stock, Issued	100	100	100
Preferred stock, Outstanding	100	100	100
Convertible Series B Preferred Stock
Stockholders' Equity
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	24,999,900	24,999,900	24,999,900
Preferred stock, Issued	15,500,000	15,500,000	14,750,000
Preferred stock, Outstanding	15,500,000	15,500,000	14,750,000